Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Economic and Political Risks

(a) Economic and Political Risks

Part of the Company’s operations are conducted in China. As a result, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, and by the general state of the Chinese economy. In addition, the Company’s earnings are subject to movements in foreign currency exchange rates when transactions are denominated in Renminbi (“RMB”), which is the Company’s functional currency. Accordingly, the Company’s operating results are affected by changes in the exchange rate between the U.S. dollar and the RMB.

The Company’s operations in China are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange restrictions. The Company’s performance may be adversely affected by changes in the political and social conditions in China, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Fair Value of Financial Instruments

(b) Fair Value of Financial Instruments

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1 — defined as observable inputs such as quoted prices in active markets;

Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

Level 3 — defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, other receivables, accounts payable, other payables and accrued liabilities, short-term bank loans, notes payable, and warrants.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, other receivables, accounts payable, other payables and accrued liabilities, and notes payable approximate fair value because of the short-term nature of these items. The estimated fair values of short-term bank loans were not materially different from their carrying value as presented due to the brief maturities and because the interest rates on these borrowings approximate those that would have been available for loans of similar remaining maturities and risk profiles. As the carrying amounts are reasonable estimates of fair value, these financial instruments are classified within Level 1 of the fair value hierarchy. The Company identified the long-term investment as Level 1. This investment represents the holding of Hengrun’s shares listed on PRC NEEQ that was converted from the amount due from Hengrun. The balance of long-term investment, which were measured by the share price on PRC NEEQ and disclosed at fair value, was $1,413,065 and nil as of December 31, 2024 and December 31, 2023, respectively. The Company identified notes payable as Level 2 instruments due to the fact that the inputs to valuation are primarily based upon readily observable pricing information. The balance of notes payable, which were measured and disclosed at fair value, was $41,620,702 and $24,071,461 as of December 31, 2024 and December 31, 2023, respectively.

Contingent consideration related to the acquisition of NGI, which is accounted for as liabilities, are measured at each reporting date for their fair value using Level 3 inputs. The fair value of contingent consideration was $0 and $2,693,000 as of December 31, 2024 and December 31, 2023, respectively. Also see Note 19.

Cash and Cash Equivalents	(c) Cash and Cash Equivalents The Company considers highly-liquid investments purchased with original maturities of three months or less to be cash equivalents.
Restricted cash

(d) Restricted cash

Restricted cash primarily represents bank deposits for letter of credit and bank acceptance bill.

As of December 31, 2024 and December 31, 2023, the Company’s restricted cash was $83,530,443 and $59,873,127, respectively.

Inventories

(e) Inventories

In the Company’s subsidiaries located in China, inventories are stated at the lower of cost or net realizable value (market value). The cost of raw materials is determined on the basis of weighted average. The cost of finished goods is determined on the basis of weighted average and comprises direct materials, direct labor and an appropriate proportion of overhead.

In the Company’s subsidiaries located in the United States, the Company values its vehicle products at the lower of specific cost or net realizable value to reflect the nature of the oversea trading operations. Specific cost consists of the amount paid to acquire the vehicle, plus the cost of transportation, custom, and duty. The cost of remaining inventory items is determined on the basis of weighted average.

Net realizable value is based on estimated selling prices less selling expenses and any further costs expected to be incurred for completion. Adjustments to reduce the cost of inventory to net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances.

Accounts Receivable

(f) Accounts Receivable

Accounts receivable are recognized and carried at net realizable value. The Company establishes provision for doubtful accounts when there is objective evidence that the Company may not be able to collect amounts due. Management reviews the adequacy of the provision for doubtful accounts on an ongoing basis, using historical collection trends and individual account analysis. The provision is based on management’s best estimates of specific losses on individual customer exposures, as well as historical trends of collections. Account balances are charged off against the provision after all means of collection have been exhausted and the likelihood of collection is not probable. An allowance for doubtful accounts is recorded for periods in which the Company determines credit losses are probable. In order to measure expected credit losses of the accounts receivable, the Company’s policy is to adopt aging method by reviewing and analyzing the aging of each customer, especially those with aged balances without any movement, and then assessing their financial conditions and payment plans. On top of the aging analysis, the Company also analyzed the nature and background of the customers, and analyzed the probability of recovery of the receivables. Accounts are written off after exhaustive collection efforts. If accounts receivable are to be provided for, or written off, they are recognized in the consolidated statement of operations within the operating expenses line item. If accounts receivable previously written off is recovered in a later period or when facts subsequently become available to indicate that the amount provided as an allowance for doubtful accounts was incorrect, an adjustment is made to restate allowance for doubtful accounts.

As of December 31, 2024 and December 31, 2023, credit terms with the Company’s customers were typically 60 to 180 days after delivery. The Company has agreements or purchase orders signed with the customers which state the payment term based on the scale of sales and background of the customers. The terms and agreements signed are legally enforceable. As of December 31, 2024 and 2023, the Company had $3,680,803 and $2,886,223 allowance for doubtful accounts, as per the Company management’s judgment based on their best knowledge. The Company conducts quarterly assessments of the state of the Company’s outstanding receivables and reserves any allowance for doubtful accounts if it becomes necessary.

The table below summarized the aging of the accounts receivable as of December 31, 2024 and 2023.

Aging of accounts receivable as of December 31, 2023	Outstanding balance	Subsequent collection(1)
1 to 90 days	$13,532,753	$13,165,644
91 to 180 days	4,810,095	3,773,963
Over 180 days	142,122	138,468
Over one year	287,967	277,508
Over two years	3,065,031	223,928
Total	$21,837,968	$17,579,511
Aging of accounts receivable as of December 31, 2024	Outstanding balance	Subsequent collection(1)
1 to 90 days	$20,975,902	$13,400,167
91 to 180 days	4,951,182	4,665,391
Over 180 days	528,050	92,797
Over one year	924,875	-
Over two years	2,763,678	-
Total	$30,143,687	$18,158,355
(1)	the Company reviewed the subsequent collection until March 20, 2025.

Notes Receivable

(g) Notes Receivable

Notes receivable represents short-term loans to third parties with maximum terms of six months. Interest income is recognized according to each agreement between a borrower and the Company on an accrual basis. For notes receivable with banks, the interest rates are determined by banks. For notes receivable with other parties, the interest rates are based on agreements between the parties. If notes receivable are paid back, that transaction will be recognized in the relevant year. If notes receivable are not paid back, or are written off, that transaction will be recognized in the relevant year once default is probable, reasonably assured, and the loss can be reasonably estimated. The Company will recognize income if the written-off loan is recovered at a future date. In case of any foreclosure proceedings or legal actions, the Company provides an accrual for the related foreclosure and litigation expenses. If the Company decides to discount notes receivable for the purpose of receiving immediate cash, the current discount rate is approximately in the range of 1.5% to 2.2% annually depends on different banks. As of December 31, 2024 and 2023, the Company had notes receivable from unrelated parties of $346,202 and $124,473,111, respectively, which notes receivable typically mature within six months.

Property, Plant and Equipment, net

(h) Property, Plant and Equipment, net

Property, Plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated over the asset’s estimated useful life, using the straight-line method. Leasehold improvements are amortized over the life of the asset or the term of the lease, whichever is shorter. Estimated useful lives are as follows:

Buildings	20-40 years
Machinery and equipment	10 years
Office equipment	5 years
Motor vehicles	5 years
Molds	5 years

The costs and related accumulated depreciation of assets sold or otherwise retired are eliminated from the Company’s accounts and any gain or loss is included in the statements of income. The cost of maintenance and repairs is charged to expenses as incurred, whereas significant renewals and betterments are capitalized.

Land Use Rights, net

(i) Land Use Rights, net

Land in China is owned by the government and land ownership rights cannot be sold to an individual or to a private company. However, the Chinese government grants the user a “land use right” to use the land. The land use rights granted to the Company are amortized using the straight-line method over a term of fifty years.

The Company elected the practical expedient that permits the Company to carry forward the accounting treatment for land use rights in existing agreements as of the effective date of ASC 842.

Upon the adoption of ASC 842 on January 1, 2019, the new land use rights agreements signed beyond the effective date are identified as operating lease right-of-use assets, whereas the existing agreements as of the effective date are separately disclosed as “Land use rights” in the Company’s consolidated balance sheets.

Accounting for the Impairment of Long-Lived Assets

(j) Accounting for the Impairment of Long-Lived Assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review, pursuant to the guidelines established in ASC Topic 360 Impairment or Disposal of Long-Lived Assets. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for disposal costs.

The Company recognized impairment loss of $24,135,226, $942,591 and $2,697,521 for finite-lived tangible and intangible assets for the years ended December 31, 2024, 2023 and 2022, respectively.

Revenue Recognition

(k) Revenue Recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers with a date of the initial application of January 1, 2018 using the modified retrospective method. As a result, the Company has changed its accounting policy for revenue recognition. The impact of the adoption of ASC Topic 606 on the Company’s consolidated financial statements is not material.

The Company recognizes revenue when goods or services are transferred to customers in an amount that reflects the consideration which it expects to receive in exchange for those goods or services. In determining when and how revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (i) identification of contract with customer; (ii) determination of performance obligations; (iii) measurement of the transaction price; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company generates revenue through the sales of EV parts and off-road vehicles, as well as commission income. The revenue is recognized at a point in time once the Company has determined that the customer has obtained control over the product or the control of the promised services. Control is typically deemed to have been transferred to the customer when the performance obligation is fulfilled, usually at the time of delivery, at the net sales price (transaction price). Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Shipping and handling costs for product shipments occur prior to the customer obtaining control of the goods are accounted for as fulfillment costs rather than separate performance obligations and recorded as sales and marketing expenses.

See Note 24 “Segment Reporting” for disaggregation of revenue by reporting segments. The Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Research and Development

(l) Research and Development

Expenditures relating to the development of new products and processes, including improvements to existing products as well as research and development and consulting work performed by third parties, are expensed as incurred. Research and development expenses were $4,995,940, $4,265,176 and $6,029,608 for the years ended December 31, 2024, 2023 and 2022, respectively.

Government Grants

(m) Government Grants

Government grants are recognized when there is reasonable assurance that: (1) the recipient will comply with the relevant conditions and (2) the grant will be received. After initial recognition, government grants are recognized in profit or loss on a systematic basis that mirrors the manner in which the Company recognizes the underlying costs for which the grant is intended to compensate. If some, or all, of a government grant becomes repayable (e.g. due to non-fulfillment of the grant conditions), then the repayment is accounted for prospectively as a change in accounting estimate. The effect of the change in estimate is recognized in the period in which management concludes that it is no longer reasonably assured that all of the grant conditions will be met. A corresponding financial liability is recognized for the amount of the repayment.

For the years ended December 31, 2024, 2023 and 2022, $1,620,632, $2,017,551 and $1,639,328, respectively, were received by the Company’s subsidiaries from the Chinese government.

Income Taxes

(n) Income Taxes

The Company accounts for income tax using an asset and liability approach, which allows for the recognition of deferred tax benefits in future years. Under the asset and liability approach, deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The accounting for deferred tax calculation represents the Company management’s best estimate of the most likely future tax consequences of events that have been recognized in our financial statements or tax returns and related future anticipation. A valuation allowance is recorded to reduce the deferred tax assets to an amount that is more likely than not to be realized after considering all available evidence, both positive and negative.

Foreign Currency Translation

(o) Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars. The functional currency of the Company is the Renminbi (RMB). Capital accounts of the consolidated financial statements are translated into United States dollars from RMB at their historical exchange rates when the capital transactions occurred.

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting period, which rates are obtained from the website: http://www.oanda.com

	December 31,	December 31,
	2024	2023
Period end RMB: USD exchange rate	7.2975	7.0698
Average RMB: USD exchange rate	7.1862	7.0727

Comprehensive Income (Loss)

(p) Comprehensive Income (Loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) are required to be reported in a financial statement that is presented with the same prominence as other financial statements. Comprehensive income (loss) includes net income (loss) and the foreign currency translation changes.

Segments

(q) Segments

In accordance with ASC 280-10, Segment Reporting, the Company’s chief operating decision maker (“CODM”), identified as the Company’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Stock Option Expenses

(r) Stock Option Expenses

The Company’s stock option expenses are recorded in accordance with ASC 718 and ASC 505.

The fair value of stock options is estimated using the Binomial Tree model. The Company’s expected volatility assumption is based on the historical volatility of the Company’s Ordinary Shares. The expected life assumption is primarily based on the expiration date of the option. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The recognition of stock option expenses is based on awards expected to vest.

The stock-based option expenses for the years ended December 31, 2024, 2023 and 2022 were $1,584,443, $3,476,058 and $1,231,566, respectively. There were no forfeitures estimated during the reporting period.

Goodwill

(s) Goodwill

The Company allocates goodwill from business combinations to reporting units based on the expectation that the reporting unit is to benefit from the business combination. The Company evaluates its reporting units on an annual basis and, if necessary, reassigns goodwill using a relative fair value allocation approach. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgments, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and the determination of the fair value of each reporting unit. The Company first assesses qualitative factors to determine whether it is more likely than not that goodwill is impaired. If the more likely than not threshold is met, the Company performs a quantitative impairment test.

The Company applies the reporting unit criteria in ASC 350-20 to the components to determine if the reporting unit should be identified one level below the operating segment. Each component will be evaluated to determine if: (a) it is a business (as defined in ASC 805), (b) discrete financial information is available and (c) the operating results are regularly reviewed by the segment manager(s). If the components of a specific operating segment meet these criteria, they might be deemed to be separate reporting units. However, if they have similar economic characteristics (which is a matter of judgment based on individual facts and circumstances), these components must be aggregated into one reporting unit. There are three reporting units under the goodwill impairment analysis, namely 1) SC Autosports, 2) Jinhua An kao and Yongkang Scrou, and 3) Jiangxi Huiyi.

For the years ended December 31, 2024, 2023 and 2022, the Company performed goodwill impairment testing at the reporting unit level and recognized impairment loss of $0, $496,981 and $642,665, respectively.

Intangible Assets

(t) Intangible Assets

Intangible assets consist of patent, trade names, customer relations and technology associated with the purchase price from the allocation of Kandi Smart Battery Swap, Jiangxi Huiyi, and Hainan Kandi Holding. Such assets are being amortized over their estimated useful lives. Intangible assets were amortized as of December 31, 2024. The amortization expenses for intangible assets were $1,639,744, $1,489,657 and $1,965,490 for the years ended December 31, 2024，2023 and 2022, respectively.

The Company recognized impairment loss of $0, $942,591 and $2,697,521 for finite-lived intangible assets for the years ended December 31, 2024, 2023 and 2022, respectively.

Accounting for Sale of Common Stock and Warrants

(u) Accounting for Sale of Ordinary Shares and Warrants

In connection of the issuance of Ordinary Shares, the Company may issue options or warrants to purchase Ordinary Shares. Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

Consolidation of variable interest entities

(v) Consolidation of variable interest entities

In accordance with accounting standards regarding consolidation of variable interest entities, or VIEs, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Based on the contractual arrangements, Kandi New Energy had been deemed as a VIE and that the Company’s wholly-owned subsidiary, Zhejiang Kandi Technologies, absorbs all risk of loss from the activities of this VIE, thereby enabling the Company, through Zhejiang Kandi Technologies, to receive all of its expected residual returns. Therefore, although Kandi Technologies only owns 50% equity in Kandi New Energy, for accounting purpose, Kandi Technologies is the sole beneficiary and shall be wholly included in the consolidation.

Additionally, because Kandi New Energy is under common control with other entities, the consolidated financial statements have been prepared as if the transactions had occurred retroactively as to the beginning of the reporting period of these consolidated financial statements.

Control and common control are defined under the accounting standards as “an individual, enterprise, or immediate family members who hold more than 50 percent of the voting ownership interest of each entity.” Because the owners collectively owned 100% of Kandi New Energy, and had agreed to vote their interests in concert since the establishment of each of these three companies as memorialized in the Voting Rights Proxy Agreement, the Company believes that the owners collectively have control and common control of Kandi New Energy. Accordingly, the Company believes that Kandi New Energy was constructively held under common control by Zhejiang Kandi Technologies as of the time the contractual agreements were entered into, establishing Zhejiang Kandi Technologies as their primary beneficiary. Zhejiang Kandi Technologies, in turn, is owned by Continental, which is owned by the Company.

The Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies, effective March 14, 2022. The Company no longer has any VIE subsequent to March 14, 2022. There was no other VIE contractual arrangements since the year ended December 31, 2023.

For accounting purpose, the tables below are condensed consolidating schedules summarizing separately the results of operations, financial position and cash flows of the parent company including non-VIE subsidiaries and Kandi New Energy, which was deemed as an VIE since the Company only owned 50% of the equity, and control Kandi New Energy through several contractual agreements prior to its conversion to a wholly-owned subsidiary of Zhejiang Kandi Technologies effective March 14, 2022, together with eliminating adjustments:

Consolidated Statements of Operations Information

	For the year ended December 31, 2022
.	Parent including non-VIE subsidiaries	VIE*	Elimination	Consolidated
Revenues	$117,813,049	$-	$-	$117,813,049
Gross profit	$19,517,726	$-	$-	$19,517,726
Loss from operations	$(27,679,432)	$-	$-	$(27,679,432)
Loss before income taxes	$(13,338,534)	$-	$-	$(13,338,534)
Net loss	$(12,851,024)	$-	$-	$(12,851,024)
*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.

Consolidated Balance Sheets Information

	As of December 31, 2022
	Parent including non-VIE subsidiaries	VIE*	Elimination	Consolidated
Cash and cash equivalents	$84,063,717	$-	$-	$84,063,717
Total current assets	$329,322,973	$-	$-	$329,322,973
Total non-current assets	$153,659,303	$-	$-	$153,659,303
Total current liabilities	$81,505,848	$-	$-	$81,505,848
Total non-current liabilities	$3,783,457	$-	$-	$3,783,457
Total stockholders’ equity	$397,692,971	$-	$-	$397,692,971
*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.

Percentage of VIE’s assets and liabilities compared to consolidated assets and liabilities

	As of December 31, 2022
	Parent including non-VIE subsidiaries	Consolidated	% of VIE’s assets and liabilities in consolidated assets and liabilities
Cash and cash equivalents	$84,063,717	$84,063,717	-
Total current assets	$329,322,973	$329,322,973	-
Total non-current assets	$153,659,303	$153,659,303	-
Total current liabilities	$81,505,848	$81,505,848	-
Total non-current liabilities	$3,783,457	$3,783,457	-
Total stockholders’ equity	$397,692,971	$397,692,971	-
*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.

Consolidated Cash Flows Information

	For the year ended December 31, 2022
	Parent including non-VIE subsidiaries	VIE*	Elimination	Consolidated
Net cash provided by operating activities	$31,478,911	$-	$-	$31,478,911
Net cash used in investing activities	$(35,031,115)	$-	$-	$(35,031,115)
Net cash used in financing activities	$(4,333,088)	$-	$-	$(4,333,088)
*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.